Schedule of Investments (unaudited) July 31, 2020	iShares® iBonds® Dec 2022 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Debt Obligations

Alabama — 1.0%
Alabama Federal Aid Highway Finance Authority RB
4.00%, 09/01/22	$345	$370,761
5.00%, 09/01/22	65	71,195
5.00%, 09/01/23 (PR 09/01/22)	150	165,000
Series A, 5.00%, 09/01/22	250	274,925
Alabama Public School & College Authority RB
Series A, 5.00%, 02/01/22	90	96,347
Series B, 5.00%, 01/01/22	570	607,956
Series B, 5.00%, 05/01/22	410	443,747
City of Huntsville AL GOL, Series C, 5.00%, 11/01/22	170	188,421
City of Huntsville AL Water Revenue RB, 5.00%, 11/01/22	180	199,505
State of Alabama GO, Series A, 5.00%, 08/01/22	790	866,504

		3,284,361

Alaska — 0.1%
Municipality of Anchorage AK GO, Series B, 5.00%, 09/01/22	255	279,585

Arizona — 3.6%
Arizona Board of Regents COP
Series A, 5.00%, 06/01/22	140	150,683
Series B, 5.00%, 06/01/22	75	81,152
Series C, 5.00%, 06/01/22	140	150,683
Arizona Department of Transportation State Highway Fund Revenue RB
Series A, 5.00%, 07/01/22	745	813,227
Series A, 5.00%, 07/01/27 (PR 07/01/22)	415	452,840
Series A, 5.00%, 07/01/34 (PR 07/01/22)	1,100	1,201,398
Arizona State University RB
Series A, 5.00%, 07/01/22	265	288,627
Series B, 5.00%, 07/01/22	100	108,916
Arizona Transportation Board RB, 5.00%, 07/01/22	540	589,766
Arizona Water Infrastructure Finance Authority RB
Series A, 5.00%, 10/01/22	435	479,601
Series A, 5.00%, 10/01/22 (ETM)	125	137,572
City of Chandler AZ GOL, 4.00%, 07/01/22	120	128,849
City of Chandler AZ RB, 5.00%, 07/01/22	140	152,991
City of Mesa AZ RB, 5.00%, 07/01/22	250	272,190
City of Phoenix AZ GO, 4.00%, 07/01/22	200	214,748
City of Phoenix AZ GOL, Series C, 4.00%, 07/01/22	525	563,713
City of Phoenix Civic Improvement Corp. RB
5.00%, 07/01/22	925	1,010,646
5.50%, 07/01/22 (NPFGC)	200	220,504
Series A, 5.00%, 07/01/22	265	289,589
Series B, 5.00%, 07/01/22	760	830,672
City of Scottsdale AZ GO, Series B, 5.00%, 07/01/22	215	234,950
City of Tempe AZ GOL
Series B, 4.50%, 07/01/22	55	59,579
Series C, 4.00%, 07/01/22	105	112,743
City of Tucson AZ Water System Revenue RB
5.00%, 07/01/22	140	152,963
Series A, 5.00%, 07/01/22	45	49,167
County of Pima AZ GOL, 4.00%, 07/01/22	145	155,576
County of Pima AZ RB, 5.00%, 07/01/22	110	120,118
Gilbert Water Resource Municipal Property Corp. RB, 5.00%, 07/01/22	155	169,382
Maricopa County Community College District GO, 5.00%, 07/01/22	425	464,436
Maricopa County High School District No. 210-Phoenix GO, Series E, 5.00%, 07/01/22	50	54,620

Security	Par (000)	Value

Arizona (continued)
Maricopa County High School District No. 210-Phoenix GOL, 5.00%, 07/01/22	$515	$562,581
Pima County Regional Transportation Authority RB, 5.00%, 06/01/22	100	108,797
Salt River Project Agricultural Improvement & Power District RB
5.00%, 01/01/22	225	240,412
Series A, 5.00%, 01/01/22	110	117,535
Series A, 5.00%, 12/01/22	200	222,324
Scottsdale Municipal Property Corp. RB, 5.00%, 07/01/22	330	360,621
State of Arizona COP, 5.00%, 09/01/22	640	703,104
University of Arizona (The) RB
5.00%, 06/01/22	255	276,502
Series A, 5.00%, 06/01/22	100	108,432

		12,412,209

Arkansas — 0.2%
State of Arkansas GO
3.00%, 10/01/22	150	159,059
5.00%, 10/01/22	460	507,587
University of Arkansas RB, Series A, 5.00%, 11/01/22	135	148,890

		815,536

California — 7.9%
Alameda Corridor Transportation Authority RB, Series A, 5.00%, 10/01/22	185	199,252
Alameda County Transportation Commission RB, 4.00%, 03/01/22	100	106,185
Alameda Unified School District-Alameda County/CA GO, Series A, 0.00%, 08/01/22 (AGM)(a)	260	257,002
Benicia Unified School District GO, Series A, 0.00%, 08/01/22 (NPFGC)(a)	25	24,756
Beverly Hills Unified School District CA GO, 0.00%, 08/01/22(a)	60	59,604
Burbank Unified School District GO, Series C, 0.00%, 08/01/22 (NPFGC)(a)	90	88,857
California Health Facilities Financing Authority RB
Series A, 5.00%, 03/01/22	175	186,394
Series A, 5.00%, 10/01/22	165	181,163
Series C, 5.00%, 08/01/31 (Put 11/01/22)(b)(c)	355	392,371
California Infrastructure & Economic Development Bank RB
5.00%, 07/01/22	100	107,719
Series A, 5.00%, 10/01/22	320	354,278
California State Public Works Board RB
Series A, 4.00%, 04/01/22	20	21,268
Series A, 5.00%, 04/01/22	105	113,395
Series B, 5.00%, 10/01/22	430	474,776
Series C, 5.00%, 11/01/22	135	149,598
Series D, 5.00%, 09/01/22	210	231,029
Series D, 5.00%, 09/01/37 (PR 09/01/22)	200	220,088
Series F, 5.00%, 05/01/22	260	281,830
Series G, 5.00%, 11/01/22	95	105,272
Series H, 5.00%, 12/01/22	335	372,560
California State University RB
Series A, 5.00%, 11/01/22	325	360,763
Series C, 5.00%, 11/01/22 (AGM)	30	33,301
California Statewide Communities Development Authority RB
5.00%, 05/15/22	50	52,899
Series A, 5.00%, 05/15/22	100	105,797
Carlsbad Unified School District GO, 0.00%, 05/01/22 (NPFGC)(a)	100	99,376

1

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® iBonds® Dec 2022 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Chabot-Las Positas Community College District GO, 5.00%, 08/01/22	$225	$247,072
City & County of San Francisco CA COP, Series R-1, 5.00%, 09/01/22	75	82,066
City & County of San Francisco CA GO, Series R-1, 5.00%, 06/15/22	25	27,295
City of Los Angeles CA Wastewater System Revenue RB, Series C, 5.00%, 06/01/22	60	65,336
City of Los Angeles Department of Airports RB
Series B, 5.00%, 05/15/22	30	32,463
Series C, 5.00%, 05/15/22	45	48,694
City of Sacramento CA Water Revenue RB, 5.00%, 09/01/22	80	88,152
City of San Francisco CA Public Utilities Commission Water Revenue RB
4.00%, 11/01/22	50	54,383
5.00%, 11/01/22	255	283,060
City of Santa Clara CA Electric Revenue RB, Series A, 5.00%, 07/01/22	95	103,892
Corona-Norco Unified School District GO, Series C, 0.00%, 08/01/22 (AGM)(a)	100	99,182
County of Los Angeles CA COP, 5.00%, 09/01/22	130	142,505
County of Santa Clara CA GO, Series B, 5.00%, 08/01/22	40	43,924
Dublin Unified School District GO, 5.00%, 08/01/22	200	219,620
East Bay Municipal Utility District Water System Revenue RB, Series B, 5.00%, 06/01/22	80	87,192
East Side Union High School District GO, 5.00%, 08/01/22	140	153,587
Encinitas Union School District/CA GO, 0.00%, 08/01/22(a)	60	59,545
Evergreen School District GO, 5.00%, 09/01/22	100	110,300
Foothill-De Anza Community College District GO, 5.00%, 08/01/22	20	21,962
Fullerton School District GO, Series A, 0.00%, 08/01/22 (NPFGC)(a)	80	79,456
Healdsburg Unified School District GO, Series A, 0.00%, 08/01/22(a)	80	79,362
Las Virgenes Unified School District GO
0.00%, 11/01/22 (AGM)(a)	55	54,527
Series D, 0.00%, 09/01/22 (NPFGC)(a)	100	99,208
Los Altos Elementary School District GO, 4.00%, 08/01/22	25	26,955
Los Angeles Community College District/CA GO
Series A, 5.00%, 08/01/22	130	142,780
Series G, 4.00%, 08/01/22	100	107,841
Series G, 5.00%, 08/01/22	125	137,289
Los Angeles County Metropolitan Transportation Authority RB
Series A, 5.00%, 07/01/22	180	196,994
Series B, 5.00%, 07/01/22	45	49,248
Los Angeles County Public Works Financing Authority RB, Series D, 5.00%, 12/01/22	50	55,223
Los Angeles County Redevelopment Refunding Authority TA, Series C, 5.00%, 12/01/22	25	27,606
Los Angeles Department of Water & Power System Revenue RB
Series A, 4.00%, 07/01/22	50	53,767
Series A, 5.00%, 07/01/22	455	497,957
Series B, 5.00%, 07/01/22	220	240,770
Series C, 4.00%, 07/01/22	45	48,390
Los Angeles Unified School District/CA GO
5.00%, 07/01/22	460	503,056
Series A, 5.00%, 07/01/22	670	732,712
Series B, 5.00%, 07/01/22	455	497,588
Series B-1, 5.00%, 07/01/22	285	311,676

Security	Par (000)	Value

California (continued)
Series C, 5.00%, 07/01/22	$205	$224,188
Manhattan Beach Unified School District GO, Series B, 0.00%, 09/01/22 (NPFGC)(a)	25	24,802
Metropolitan Water District of Southern California RB, 5.00%, 07/01/22	350	382,970
Milpitas Redevelopment Agency Successor Agency TA, 5.00%, 09/01/22	155	169,435
Monterey Peninsula Community College District GO, 0.00%, 08/01/22(a)	110	108,926
Morgan Hill Redevelopment Agency Successor Agency TA, Series A, 5.00%, 09/01/22	50	55,095
Mount Diablo Unified School District/CA GO, Series A, 0.00%, 08/01/22 (AGM)(a)	160	158,659
Municipal Improvement Corp. of Los Angeles RB, Series B, 5.00%, 11/01/22	130	143,685
New Haven Unified School District GO, 0.00%, 08/01/22 (AGM)(a)	50	49,522
Novato Unified School District/CA GO, 4.00%, 02/01/22	80	84,686
Oxnard Financing Authority RB, 5.00%, 06/01/22	20	21,702
Poway Redevelopment Agency Successor Agency TA, Series A, 5.00%, 06/15/22	25	27,075
Poway Unified School District GO, 5.00%, 08/01/22	15	16,456
Redwood City Elementary School District/CA GO, 0.00%, 08/01/22 (NPFGC)(a)	40	39,562
Sacramento County Sanitation Districts Financing Authority RB, Series A, 5.25%, 12/01/22 (NPFGC)	145	162,530
Sacramento Municipal Utility District RB
5.00%, 07/01/22	60	65,628
Series D, 5.00%, 08/15/22	50	55,001
San Diego County Water Authority Financing Corp. RB, 5.00%, 05/01/22	340	369,233
San Diego Regional Building Authority RB, Series A, 5.00%, 10/15/22	260	285,444
San Diego Unified School District/CA GO
Series A, 0.00%, 07/01/22 (NPFGC)(a)	480	475,070
Series D-1, 5.50%, 07/01/22 (NPFGC)	100	110,232
Series H-2, 5.00%, 07/01/22	75	81,959
San Francisco Bay Area Rapid Transit District Sales Tax Revenue RB, Series A, 5.00%, 07/01/22	75	81,733
San Francisco City & County Airport Commission San Francisco International Airport RB
Series A, 5.00%, 05/01/22	105	113,413
Series D, 5.00%, 05/01/22	250	270,030
San Joaquin Delta Community College District GO, Series A, 5.00%, 08/01/22	50	54,905
San Jose Financing Authority RB, Series A, 5.00%, 06/01/22	50	54,188
San Juan Unified School District GO, 0.00%, 08/01/22 (AGM)(a)	125	124,274
San Mateo County Community College District GO
4.00%, 09/01/22	30	32,474
Series A, 0.00%, 09/01/22 (NPFGC)(a)	175	173,792
San Rafael City High School District/CA GO, Series B, 0.00%, 08/01/22 (NPFGC)(a)	100	99,123
San Rafael Redevelopment Agency TA, 0.00%, 12/01/22 (AMBAC)(a)	75	74,417
San Ramon Valley Unified School District/CA GO, 4.00%, 08/01/22	110	118,602
Santa Ana Unified School District GO, Series B, 0.00%, 08/01/22 (NPFGC)(a)	40	39,531

2

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® iBonds® Dec 2022 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Santa Monica Community College District GO
Series A, 5.00%, 08/01/22	$100	$109,810
Series E, 0.00%, 08/01/22(a)	50	49,720
Santa Monica-Malibu Unified School District GO, 0.00%, 08/01/22 (NPFGC)(a)	55	54,658
Saratoga Union School District GO, Series A, 0.00%, 09/01/22 (NPFGC)(a)	170	169,073
Sierra Joint Community College District School Facilities District No. 2 GO, Series B, 0.00%, 08/01/22 (NPFGC)(a)	50	49,591
Sonoma County Junior College District GO, 5.00%, 08/01/22	115	126,281
Southern California Public Power Authority RB, Series A, 5.00%, 07/01/22	40	43,728
State of California Department of Water Resources Power Supply Revenue RB
Series O, 4.00%, 05/01/22	135	144,257
Series O, 5.00%, 05/01/22	525	570,139
State of California Department of Water Resources RB
Series AM, 5.00%, 12/01/22	290	323,016
Series AS, 5.00%, 12/01/22	75	83,539
Series AW, 5.00%, 12/01/22	35	38,985
Series AX, 5.00%, 12/01/22	100	111,385
State of California GO
4.00%, 02/01/22	70	74,101
4.00%, 09/01/22	95	102,670
4.00%, 10/01/22	125	135,495
5.00%, 02/01/22	555	595,787
5.00%, 03/01/22	70	75,431
5.00%, 04/01/22	600	649,014
5.00%, 05/01/22	435	469,930
5.00%, 08/01/22	300	329,052
5.00%, 09/01/22	2,825	3,111,625
5.00%, 10/01/22	835	923,101
5.00%, 11/01/22	290	321,772
5.00%, 12/01/22	220	244,992
5.25%, 09/01/22	115	127,264
5.25%, 10/01/22	590	655,431
Series A, 5.00%, 09/01/22	130	143,190
Series B, 5.00%, 08/01/22	480	526,483
Series B, 5.00%, 09/01/22	1,200	1,321,752
Torrance Unified School District GO, 5.00%, 08/01/22	40	43,924
University of California RB
Series AO, 4.00%, 05/15/22	20	21,406
Series AO, 5.00%, 05/15/22	245	266,582
Series AR, 4.00%, 05/15/22	50	53,515
Series G, 5.00%, 05/15/22	40	43,524
Ventura County Community College District GO, Series C, 0.00%, 08/01/22(a)	250	248,202
William S Hart Union High School District GO, Series B, 0.00%, 09/01/22 (AGM)(a)	25	24,792

		27,223,727

Colorado — 1.3%
Board of Governors of Colorado State University System RB
Series A, 5.00%, 03/01/22	210	225,842
Series B, 5.00%, 03/01/22	250	268,860
City & County of Denver CO Airport System Revenue RB, Series B, 5.00%, 11/15/22	225	247,302
City & County of Denver CO GO, 0.00%, 01/29/22(a)	20	19,924
City & County of Denver CO RB, Series A, 5.00%, 08/01/22	120	130,739
City & County of Denver Co. GO, Series A, 5.00%, 08/01/22	100	109,578

Security	Par (000)	Value

Colorado (continued)
City of Colorado Springs CO Utilities System Revenue RB, Series A, 5.00%, 11/15/22	$65	$72,181
Denver City & County School District No. 1 GO
Series B, 4.00%, 12/01/22 (SAW)	200	217,686
Series B, 4.00%, 12/01/28 (PR 02/01/22) (SAW)	1,100	1,196,371
Series B, 5.00%, 12/01/25 (PR 02/01/22) (SAW)	225	249,928
Series B, 5.00%, 12/01/26 (PR 02/01/22) (SAW)	480	533,179
Series B, 5.00%, 12/01/31 (PR 02/01/22) (SAW)	465	516,517
E-470 Public Highway Authority RB, Series B, 0.00%, 09/01/22 (NPFGC)(a)	90	88,844
Summit County School District No. Re-1 Summit GO, 5.00%, 12/01/22 (SAW)	75	83,427
University of Colorado RB
4.00%, 06/01/22	120	128,280
4.00%, 06/01/22 (ETM)	100	106,919
5.00%, 06/01/22	175	190,260
5.00%, 06/01/22 (ETM)	5	5,437

		4,391,274

Connecticut — 1.6%
Connecticut State Health & Educational Facilities Authority RB
Series A-1, 5.00%, 07/01/42 (Put 07/01/22)(b)(c)	645	703,160
Series A-2, 5.00%, 07/01/42 (Put 07/01/22)(b)(c)	350	381,559
Series E, 5.00%, 07/01/22	150	162,534
State of Connecticut GO
5.00%, 09/15/22	135	148,167
Series A, 4.00%, 03/01/22	50	52,840
Series A, 5.00%, 10/15/22	395	435,029
Series C, 5.00%, 06/01/22	130	140,912
Series C, 5.00%, 06/15/22	90	97,715
Series D, 5.00%, 06/15/22	20	21,714
Series D, 5.00%, 08/15/22	240	262,560
Series E, 5.00%, 08/15/22	175	191,450
Series E, 5.00%, 10/15/22	670	737,898
Series F, 4.00%, 11/15/22	675	730,654
Series F, 5.00%, 11/15/22	90	99,463
State of Connecticut Special Tax Revenue RB
Series A, 5.00%, 01/01/22	225	239,420
Series A, 5.00%, 08/01/22	110	120,004
Series A, 5.00%, 09/01/22	340	372,035
Series A, 5.00%, 10/01/22	185	203,123
Series B, 5.00%, 08/01/22	135	147,278
University of Connecticut RB
Series A, 5.00%, 02/15/22	105	112,312
Series A, 5.00%, 08/15/22	125	136,536

		5,496,363

Delaware — 0.9%
City of Wilmington DE GO, 4.00%, 06/01/22	115	123,132
Delaware River & Bay Authority RB, Series B, 5.00%, 01/01/22	170	181,369
Delaware Transportation Authority RB
5.00%, 06/01/22	170	184,987
5.00%, 07/01/22	865	944,736
State of Delaware GO
Series A, 5.00%, 10/01/22	300	331,515
Series B, 5.00%, 07/01/22	275	300,627
Series C, 5.00%, 03/01/22	785	845,390
University of Delaware RB, Series A, 5.00%, 11/01/22	105	116,342

		3,028,098

3

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® iBonds® Dec 2022 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

District of Columbia — 1.2%
District of Columbia GO
Series A, 5.00%, 06/01/22	$1,025	$1,116,359
Series B, 5.00%, 06/01/22	100	108,913
Series E, 5.00%, 06/01/22	155	168,815
District of Columbia RB
5.00%, 07/15/22	75	81,059
Series A, 4.00%, 12/01/22	195	212,388
Series A, 5.00%, 12/01/22	465	517,247
Series C, 4.00%, 12/01/22	150	163,376
Series C, 5.00%, 10/01/22	125	138,045
Series C, 5.00%, 12/01/22	190	211,348
District of Columbia Water & Sewer Authority RB
Series A, 5.00%, 10/01/22	175	193,064
Series C, 5.00%, 10/01/22	415	457,836
Metropolitan Washington Airports Authority RB, Series C, 5.00%, 10/01/22	505	553,666
Washington Metropolitan Area Transit Authority RB, Series B, 5.00%, 07/01/22	125	135,970

		4,058,086

Florida — 4.9%
Board of Governors State University System of Florida RB, Series A, 5.00%, 07/01/22	50	54,378
Broward County FL Water & Sewer Utility Revenue RB, Series B, 5.00%, 10/01/22	265	292,777
Central Florida Expressway Authority RB, Series B, 4.00%, 07/01/22	55	58,717
City of Jacksonville FL RB
5.00%, 10/01/22	330	361,405
Series A, 4.00%, 10/01/22	50	53,624
Series A, 5.00%, 10/01/22	100	110,345
Series C, 5.00%, 10/01/22	100	110,345
City of Tallahassee FL Energy System Revenue RB, 5.00%, 10/01/22	70	77,257
City of Tampa FL RB
5.00%, 10/01/22	230	253,844
Series A, 5.00%, 10/01/22	140	154,675
Series B, 5.00%, 10/01/22	75	82,862
County of Broward FL Airport System Revenue RB
Series C, 5.00%, 10/01/22	245	267,555
Series P-2, 5.00%, 10/01/22	170	185,650
Series Q-1, 5.00%, 10/01/22	50	54,603
County of Hillsborough FL Community Investment Tax Revenue RB, 5.00%, 11/01/22	160	175,667
County of Lee FL Transportation Facilities Revenue RB, 5.00%, 10/01/22 (AGM)	100	109,569
County of Miami-Dade FL Aviation Revenue RB, Series B, 5.00%, 10/01/22	535	584,616
County of Miami-Dade FL GO, 5.00%, 07/01/22	140	152,935
County of Miami-Dade FL RB, Series A, 5.00%, 10/01/22	135	148,133
County of Miami-Dade FL Transit System RB, 5.00%, 07/01/22	200	217,512
County of Miami-Dade FL Water & Sewer System Revenue RB
5.00%, 10/01/22	235	259,471
Series A, 4.38%, 10/01/22 (AGM)	100	109,136
Series B, 5.25%, 10/01/22 (AGM)	525	582,860
County of Orange FL Sales Tax Revenue RB, Series C, 5.00%, 01/01/22	195	208,357
County of Palm Beach FL RB
5.00%, 05/01/22	60	65,081
5.00%, 06/01/22	100	108,874

Security	Par (000)	Value

Florida (continued)
5.00%, 11/01/22	$45	$49,898
Series A, 5.00%, 11/01/22	50	55,442
County of Palm Beach FL Water & Sewer Revenue RB, 4.00%, 10/01/22	30	32,492
County of Pasco FL Water & Sewer Revenue RB, Series A, 5.00%, 10/01/22	80	88,386
County of Sarasota FL RB, 5.00%, 10/01/22	55	60,727
Florida Department of Environmental Protection RB
5.00%, 07/01/22	150	163,859
Series A, 5.00%, 07/01/22	915	999,537
Florida Department of Management Services COP, Series A, 5.00%, 08/01/22	295	323,379
Florida Municipal Power Agency RB, Series A, 5.00%, 10/01/22	325	355,508
Florida State University Housing Facility Revenue RB, Series A, 5.00%, 05/01/22	250	270,622
Florida’s Turnpike Enterprise RB
Series A, 5.00%, 07/01/22	665	726,572
Series B, 5.00%, 07/01/22	390	426,110
Jacksonville Transportation Authority RB, 5.00%, 08/01/22	230	252,225
JEA Electric System Revenue RB, Series A, 5.00%, 10/01/22	80	87,728
JEA Water & Sewer System Revenue RB, Series A, 5.00%, 10/01/22	140	154,400
Miami-Dade County Educational Facilities Authority Revenue RB, Series B, 5.25%, 04/01/22 (AMBAC)	65	68,833
Miami-Dade County Expressway Authority RB
Series A, 5.00%, 07/01/22	45	48,358
Series B, 5.00%, 07/01/22	265	284,774
Orange County School Board COP, Series D, 5.00%, 08/01/22	290	317,776
Orlando Utilities Commission RB
Series A, 5.00%, 10/01/22	340	375,326
Series C, 4.00%, 10/01/22	175	189,415
Series C, 5.00%, 10/01/22	255	281,494
Series C, 5.25%, 10/01/22	130	144,208
Orlando-Orange County Convention Center RB, 5.00%, 10/01/22	270	291,824
Orlando-Orange County Expressway Authority RB
5.00%, 07/01/22	275	300,184
Series B, 5.00%, 07/01/22	120	130,990
Series B, 5.00%, 07/01/22 (AGM)	185	202,129
Palm Beach County School District COP
Series B, 5.00%, 08/01/22	250	273,787
Series D, 5.00%, 08/01/22	375	410,681
Reedy Creek Improvement District GOL
5.00%, 06/01/22	120	130,534
Series A, 5.00%, 06/01/22	65	70,706
Series B, 4.00%, 06/01/22	160	171,131
School Board of Miami-Dade County (The) COP
Series A, 5.00%, 05/01/22	315	341,217
Series D, 5.00%, 02/01/22	65	69,635
Series D, 5.00%, 11/01/22	160	176,614
School Board of Miami-Dade County (The) GO, 5.00%, 03/15/22	130	140,204
School District of Broward County/FL COP
Series A, 5.00%, 07/01/22	330	358,763
Series B, 5.00%, 07/01/22	20	21,743
Series C, 5.00%, 07/01/22	250	271,790
State of Florida GO
Series A, 5.00%, 06/01/22	640	697,043
Series A, 5.00%, 07/01/22	95	103,777

4

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® iBonds® Dec 2022 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
Series B, 5.00%, 06/01/22	$490	$533,674
Series C, 5.00%, 06/01/22	550	599,021
Series E, 5.00%, 06/01/22	80	87,130
State of Florida Lottery Revenue RB
Series A, 5.00%, 07/01/22	755	825,509
Series B, 5.00%, 07/01/22	50	54,670
Volusia County School Board COP, Series A, 5.00%, 08/01/22	115	125,580

		16,985,653

Georgia — 2.1%
City of Atlanta GA Airport Passenger Facility Charge RB, Series F, 5.00%, 07/01/22	150	163,556
City of Atlanta GA Water & Wastewater Revenue RB
5.00%, 11/01/22	700	775,355
Series B, 5.00%, 11/01/22	150	166,147
Georgia State Road & Tollway Authority RB
Series A, 5.00%, 06/01/22	175	189,388
Series B, 5.00%, 10/01/22 (GTD)	150	165,723
Gwinnett County Development Authority COP, 5.25%, 01/01/22 (NPFGC)	85	91,109
Gwinnett County School District GO, 5.00%, 02/01/22	370	396,843
Gwinnett County Water & Sewerage Authority RB, 5.00%, 08/01/22	500	548,525
Metropolitan Atlanta Rapid Transit Authority RB, Series A, 5.00%, 07/01/30 (PR 07/01/22)	2,015	2,200,743
Municipal Electric Authority of Georgia RB, Series A, 5.00%, 11/01/22	135	147,363
State of Georgia GO
Series A, 5.00%, 02/01/22	125	134,108
Series A-1, 5.00%, 02/01/22	215	230,665
Series C, 4.00%, 09/01/22	405	436,995
Series C, 4.00%, 10/01/22	1,115	1,206,586
Series E, 5.00%, 12/01/22	250	278,340

		7,131,446

Hawaii — 2.7%
City & County Honolulu HI Wastewater System Revenue RB
Series A, 5.00%, 07/01/22	150	163,650
Series A, 5.00%, 07/01/25 (PR 07/01/22)	1,155	1,261,468
Series A, 5.00%, 07/01/30 (PR 07/01/22)	125	136,523
Series B, 5.00%, 07/01/22	120	130,966
City & County of Honolulu HI GO
Series A, 5.00%, 11/01/22 (ETM)	25	27,701
Series A, 5.00%, 11/01/25 (PR 01/01/22)	2,000	2,216,040
Series A, 5.00%, 11/01/33 (PR 01/01/22)	1,175	1,301,923
Series B, 5.00%, 09/01/22	50	54,930
Series B, 5.00%, 10/01/22 (ETM)	125	137,816
Series B, 5.00%, 11/01/22	225	248,953
Series C, 5.00%, 10/01/22	170	187,430
Series E, 3.00%, 09/01/22	100	105,723
County of Hawaii HI GO
Series A, 5.00%, 09/01/22	145	159,297
Series B, 5.00%, 09/01/22	170	186,762
Honolulu City & County Board of Water Supply RB, Series A, 5.00%, 07/01/22	20	21,828
State of Hawaii GO
Series EE, 4.00%, 11/01/22 (ETM)	35	37,998
Series EE, 5.00%, 11/01/23 (PR 01/01/22)	580	642,652
Series EE, 5.00%, 11/01/27 (PR 01/01/22)	115	127,422
Series EF, 5.00%, 11/01/22	220	243,683
Series EO, 5.00%, 08/01/22	150	164,335

Security	Par (000)	Value

Hawaii (continued)
Series EP, 5.00%, 08/01/22	$150	$164,335
Series EX, 3.00%, 10/01/22	150	159,092
Series EZ, 5.00%, 10/01/22	175	193,142
Series FE, 5.00%, 10/01/22	355	391,803
Series FG, 5.00%, 10/01/22	110	121,404
Series FH, 5.00%, 10/01/22	455	502,170
Series FN, 5.00%, 10/01/22	45	49,665
Series FT, 5.00%, 01/01/22	225	240,214

		9,378,925

Idaho — 0.1%
Idaho Housing & Finance Association RB
5.00%, 07/15/22	205	222,394
Series A, 5.00%, 07/15/22	150	162,728

		385,122

Illinois — 1.9%
Chicago O’Hare International Airport RB
Series 2015-B, 5.00%, 01/01/22	205	217,300
Series B, 5.00%, 01/01/22	145	153,700
Series C, 5.00%, 01/01/22	380	402,800
Series D, 5.00%, 01/01/22	275	291,500
Illinois Finance Authority RB
4.00%, 01/01/22	100	105,327
5.00%, 07/01/22	55	60,015
5.00%, 10/01/22	25	27,082
Series A, 5.00%, 10/01/22	115	126,502
Illinois State Toll Highway Authority RB
Series A, 5.00%, 12/01/22	645	710,164
Series D, 5.00%, 01/01/22	125	132,683
Metropolitan Pier & Exposition Authority RB, 5.65%, 06/15/22 (ETM NPFGC)	5	5,492
Regional Transportation Authority RB, Series A, 5.50%, 07/01/22 (NPFGC)	55	59,974
State of Illinois GO
0.00%, 08/01/22(a)	100	91,745
4.00%, 02/01/22	55	56,502
4.00%, 09/01/22	100	103,645
5.00%, 02/01/22	610	635,571
5.00%, 05/01/22	370	387,856
Series A, 4.00%, 01/01/22	280	287,261
Series A, 5.00%, 10/01/22	535	566,437
Series A, 5.00%, 12/01/22	500	531,565
Series B, 5.00%, 09/01/22	300	316,971
Series B, 5.00%, 10/01/22	170	179,989
Series D, 5.00%, 11/01/22	800	847,904
State of Illinois RB, Series C, 5.00%, 06/15/22	100	105,394
University of Illinois RB, Series A, 5.00%, 04/01/22	105	112,357

		6,515,736

Indiana — 0.6%
Ball State University RB
5.00%, 07/01/22	45	48,994
Series R, 5.00%, 07/01/22	325	353,847
Indiana Finance Authority RB
5.00%, 12/01/22	120	133,454
Series A, 5.00%, 02/01/22	125	134,069
Series A, 5.00%, 06/01/22	100	108,874
Series A, 5.00%, 10/01/22	155	170,715
Series A, 5.00%, 12/01/22	210	231,628
Series B, 5.00%, 02/01/22	235	252,049

5

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® iBonds® Dec 2022 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Indiana (continued)
Indiana University RB
Series A, 5.00%, 06/01/22	$225	$244,966
Series Y, 5.00%, 08/01/22	85	93,214
Indianapolis Local Public Improvement Bond Bank RB
Series A, 5.50%, 01/01/22 (NPFGC)	25	26,870
Series E, 0.00%, 02/01/22 (AMBAC)(a)	50	49,661
Purdue University RB, Series A, 5.00%, 07/01/22	140	152,991

		2,001,332

Iowa — 0.6%
Ankeny Community School District GO, Series A, 4.00%, 06/01/22	25	26,730
City of Cedar Rapids IA GO, Series A, 5.00%, 06/01/22	125	136,093
City of Des Moines IA GO
Series B, 5.00%, 06/01/22	205	223,153
Series E, 5.00%, 06/01/22	195	212,267
Des Moines Independent Community School District RB, 5.00%, 06/01/22 (BAM)	60	65,094
Iowa City Community School District RB, 5.00%, 06/01/22	120	130,188
Iowa Finance Authority RB, 5.00%, 08/01/22	405	444,220
State of Iowa Board of Regents RB, 4.00%, 09/01/22	215	231,518
State of Iowa RB, Series A, 5.00%, 06/01/22	645	702,115

		2,171,378

Kansas — 0.4%
City of Overland Park KS GO, Series A, 5.00%, 09/01/22	175	192,640
State of Kansas Department of Transportation RB
Series A, 5.00%, 09/01/22	840	921,900
Series B, 5.00%, 09/01/22	135	148,163
Series C, 5.00%, 09/01/22	100	109,750
Wyandotte County-Kansas City Unified Government Utility System Revenue RB, Series A, 5.00%, 09/01/22	125	137,106

		1,509,559

Kentucky — 0.0%
Kentucky State Property & Building Commission RB, Series B, 5.00%, 11/01/22	100	110,337

Louisiana — 0.7%
East Baton Rouge Sewerage Commission RB, Series B, 5.00%, 02/01/22	50	53,573
Louisiana Office Facilities Corp. RB, 5.00%, 11/01/22	110	121,371
Louisiana State University & Agricultural & Mechanical College RB, 5.00%, 07/01/22	20	21,390
State of Louisiana Gasoline & Fuels Tax Revenue RB
Series A-1, 4.00%, 05/01/22	70	74,495
Series A-1, 5.00%, 05/01/22	80	86,526
State of Louisiana GO
Series A, 5.00%, 08/01/22	145	158,981
Series A, 5.00%, 09/01/22	100	110,036
Series A, 5.00%, 08/01/26 (PR 08/01/22)	185	202,758
Series B, 5.00%, 08/01/22	50	54,821
Series B, 5.00%, 10/01/22	115	127,001
Series C, 4.00%, 07/15/22	160	171,973
Series C, 5.00%, 07/15/22	100	109,427
Series C, 5.00%, 07/15/25 (PR 07/15/22)	295	322,748
Series C, 5.00%, 07/15/26 (PR 07/15/22)	500	547,030
State of Louisiana RB, Series A, 5.00%, 06/15/22	50	54,365

		2,216,495

Maine — 0.5%
Maine Municipal Bond Bank RB
Series A, 5.00%, 09/01/22	460	505,154

Security	Par (000)	Value

Maine (continued)
Series A, 5.00%, 11/01/22	$100	$110,693
Series B, 5.00%, 11/01/22	85	94,008
Series C, 5.00%, 11/01/22	270	298,615
Series D, 5.00%, 11/01/22	160	177,109
Series D, 5.00%, 11/01/22 (ETM)	10	11,056
Maine Turnpike Authority RB, 5.00%, 07/01/22	155	168,914
State of Maine GO, Series B, 5.00%, 06/01/22	210	228,596

		1,594,145

Maryland — 3.8%
City of Baltimore MD GO, Series B, 5.00%, 10/15/22	225	248,796
City of Baltimore MD RB
Series A, 5.00%, 07/01/22	135	147,390
Series D, 5.00%, 07/01/22	50	54,630
County of Anne Arundel MD GOL
5.00%, 04/01/22	130	140,485
5.00%, 10/01/22	300	331,584
County of Baltimore MD COP, 5.00%, 10/01/22	60	66,138
County of Baltimore MD GO
5.00%, 02/01/22	225	241,324
Series B, 5.00%, 08/01/22	305	334,536
Series C, 4.00%, 09/01/22	265	286,224
County of Baltimore MD RB, Series B, 5.00%, 07/01/22	190	207,438
County of Charles MD GO
5.00%, 03/01/22	150	161,490
5.00%, 10/01/22	500	552,640
County of Frederick MD GO, Series A, 5.00%, 08/01/22	200	219,368
County of Howard MD GO, Series A, 5.00%, 02/15/22	350	376,054
County of Montgomery MD GO
Series A, 5.00%, 11/01/22	110	122,025
Series A, 5.00%, 12/01/22	250	278,340
Series B, 5.00%, 12/01/22	120	133,603
Series C, 5.00%, 10/01/22	500	552,640
County of Prince George’s MD COP, 5.00%, 10/15/22	75	82,652
County of Prince George’s MD GOL, Series C, 5.00%, 08/01/22	530	581,325
Maryland Health & Higher Educational Facilities Authority RB, Series A, 5.00%, 07/01/22	195	212,191
Maryland State Transportation Authority RB, 5.00%, 07/01/22	185	202,240
State of Maryland Department of Transportation RB
5.00%, 04/01/22	60	64,859
5.00%, 09/01/22	500	550,290
5.00%, 10/01/22	500	552,296
State of Maryland GO
First Series A, 5.00%, 03/01/24 (PR 03/01/22)	1,300	1,399,151
First Series C, 4.00%, 08/15/22	210	226,565
Series A, 5.00%, 03/01/22	150	161,514
Series B, 5.00%, 08/01/22	2,390	2,622,451
Series C, 5.00%, 08/01/22	795	872,322
Washington Suburban Sanitary Commission GO, 5.00%, 06/01/22	1,030	1,121,402

		13,103,963

Massachusetts — 3.6%
Boston Water & Sewer Commission RB, Series A, 4.25%, 11/01/22	440	480,713
City of Boston MA GO
Series A, 5.00%, 03/01/22	425	457,695
Series B, 5.00%, 04/01/22	250	270,248
Commonwealth of Massachusetts GO, Series C, 5.50%, 12/01/22 (AMBAC)	280	314,849

6

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® iBonds® Dec 2022 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Massachusetts (continued)
Commonwealth of Massachusetts GOL
Series A, 5.00%, 05/01/22	$60	$65,081
Series A, 5.00%, 07/01/22	410	448,126
Series B, 5.00%, 08/01/22	270	296,147
Series B, 5.25%, 08/01/22	210	231,380
Series C, 5.00%, 04/01/22	290	313,388
Series C, 5.00%, 07/01/22	100	109,299
Series C, 5.00%, 08/01/22	215	235,821
Series C, 5.00%, 10/01/22	275	303,826
Series C, 5.00%, 07/01/24 (PR 07/01/22)	285	311,271
Series E, 5.00%, 09/01/22	105	115,584
Series E, 5.00%, 09/01/25 (PR 09/01/22)	390	429,000
Series E, 5.00%, 09/01/28 (PR 09/01/22)	1,285	1,413,500
Series F, 5.00%, 11/01/23 (PR 01/01/22)	570	631,571
Series F, 5.00%, 11/01/25 (PR 01/01/22)	150	166,203
Series F, 5.00%, 11/01/26 (PR 01/01/22)	200	221,604
Series H, 5.00%, 12/01/22	1,215	1,352,125
Commonwealth of Massachusetts Transportation Fund Revenue RB, Series A, 5.00%, 06/01/22	105	114,136
Massachusetts Bay Transportation Authority RB
Series A, 0.00%, 07/01/22(a)	100	99,086
Series A, 5.00%, 07/01/22	1,035	1,129,992
Series A, 5.25%, 07/01/22	80	87,723
Series B, 5.25%, 07/01/22	450	493,443
Massachusetts Clean Water Trust (The) RB
5.00%, 08/01/22	135	148,017
Series 12B, 5.00%, 08/01/22	500	548,210
Massachusetts Department of Transportation RB, Series C, 0.00%, 01/01/22 (NPFGC)(a)	25	24,688
Massachusetts Development Finance Agency RB
5.00%, 07/01/22	100	108,356
Series A, 5.00%, 07/15/22	200	219,224
Massachusetts Health & Educational Facilities Authority RB, 5.50%, 07/01/22	250	275,783
Massachusetts Port Authority RB, Series B, 4.00%, 07/01/22	20	21,276
Massachusetts School Building Authority RB
Series A, 5.00%, 08/15/22	740	811,943
Series A, 5.00%, 08/15/22 (ETM)	45	49,307
University of Massachusetts Building Authority RB
Series 1, 5.00%, 11/01/22	50	55,204
Series 2, 5.00%, 11/01/22	160	176,653

		12,530,472

Michigan — 1.6%
Michigan Finance Authority RB
4.00%, 10/01/22	275	297,588
5.00%, 08/01/22	80	86,958
5.00%, 10/01/22	75	82,775
Series B, 5.00%, 10/01/22	455	502,170
Michigan State Building Authority RB
Series A, 5.00%, 10/15/22	830	917,200
Series I, 5.00%, 04/15/22	145	156,864
Michigan State Hospital Finance Authority RB, Series 200, 4.00%, 11/01/22	250	268,400
Michigan State University RB, Series A, 5.00%, 08/15/22	270	295,489
State of Michigan Comprehensive Transportation Revenue RB, 5.25%, 05/15/22 (AGM)	130	140,882
State of Michigan GO
Series A, 5.00%, 12/01/22	470	522,809
Series B, 5.00%, 11/01/22	710	787,447
State of Michigan RB, 5.00%, 03/15/22	230	246,691

Security	Par (000)	Value

Michigan (continued)
State of Michigan Trunk Line Revenue RB, 5.00%, 11/15/22	$1,015	$1,121,230
University of Michigan RB, Series A, 5.00%, 04/01/22	130	140,144

		5,566,647

Minnesota — 1.3%
County of Hennepin MN GO, Series B, 5.00%, 12/01/22	105	116,850
Metropolitan Council GO
Series A, 5.00%, 03/01/22	235	253,079
Series B, 5.00%, 09/01/22	125	137,600
Series C, 5.00%, 03/01/22	75	80,770
Series E, 5.00%, 09/01/22	100	110,080
Series I, 4.00%, 03/01/22	400	424,480
Minneapolis-St Paul Metropolitan Airports Commission RB, Series B, 5.00%, 01/01/22	300	318,132
Minnesota Municipal Power Agency RB, Series A, 5.00%, 10/01/22	40	44,046
Minnesota Public Facilities Authority RB, Series A, 5.00%, 03/01/22	165	177,639
Southern Minnesota Municipal Power Agency RB
Series A, 0.00%, 01/01/22 (NPFGC)(a)	50	49,674
Series A, 5.00%, 01/01/22	45	47,990
State of Minnesota GO
Series A, 5.00%, 08/01/22	660	724,746
Series B, 5.00%, 08/01/22	1,050	1,153,004
Series D, 5.00%, 10/01/22	160	176,918
Series F, 5.00%, 10/01/22	440	486,526
State of Minnesota RB, Series A, 5.00%, 06/01/22	135	146,721
Western Minnesota Municipal Power Agency RB, Series A, 5.00%, 01/01/22	115	122,776

		4,571,031

Mississippi — 0.3%
Mississippi Development Bank SO, 5.00%, 01/01/22	75	79,983
State of Mississippi GO
Series C, 5.00%, 10/01/22	70	77,289
Series F, 4.00%, 11/01/22	260	282,175
Series F, 5.25%, 10/01/22	100	110,952
Series H, 5.00%, 12/01/22	300	333,708

		884,107

Missouri — 0.7%
Health & Educational Facilities Authority of the State of Missouri RB, Series A, 5.00%, 11/15/22	75	82,004
Metropolitan St. Louis Sewer District RB, Series B, 5.00%, 05/01/22	80	86,775
Missouri Highway & Transportation Commission RB
Series A, 5.00%, 05/01/22	330	358,010
Series B, 5.00%, 05/01/22	315	341,737
Missouri State Board of Public Buildings RB
Series A, 4.00%, 04/01/22	175	186,216
Series A, 5.00%, 10/01/22	375	414,049
Series B, 5.00%, 04/01/22	210	226,937
Missouri State Environmental Improvement & Energy Resources Authority RB
4.00%, 01/01/22	40	42,177
Series A, 5.00%, 07/01/22	295	322,373
University of Missouri RB, Series A, 5.00%, 11/01/22	405	448,266

		2,508,544

Montana — 0.0%
Montana Department of Transportation RB, 5.00%, 06/01/22	100	108,471

7

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® iBonds® Dec 2022 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Nebraska — 0.8%
City of Lincoln NE Electric System Revenue RB, 5.00%, 09/01/22	$140	$153,958
City of Omaha NE GO, Series B, 5.00%, 11/15/22	495	549,203
City of Omaha NE Sewer Revenue RB, 5.00%, 11/15/22	115	127,565
Metropolitan Utilities District of Omaha Water System Revenue RB, 5.00%, 12/01/22	360	400,273
Nebraska Public Power District RB
Series A, 5.00%, 01/01/22	425	453,989
Series B, 5.00%, 01/01/22	185	197,619
Series C, 5.00%, 01/01/22	160	170,914
Omaha Public Power District Nebraska City Station Unit 2 RB, Series A, 5.00%, 02/01/22	135	144,562
Omaha Public Power District RB
Series A, 5.00%, 02/01/23 (PR 02/01/22)	255	273,222
Series AA, 5.00%, 02/01/22	75	80,441

		2,551,746

Nevada — 1.9%
City of Las Vegas NV GOL, Series C, 5.00%, 09/01/22	135	148,460
Clark County School District GOL
Series A, 5.00%, 06/15/22	165	178,660
Series B, 5.00%, 06/15/22	280	303,181
Series C, 5.00%, 06/15/22	125	135,349
Series D, 5.00%, 06/15/22	240	259,870
Clark County Water Reclamation District GOL, 5.00%, 07/01/22	390	426,189
County of Clark Department of Aviation RB
Series B, 5.00%, 07/01/22	145	157,435
Series C, 5.00%, 07/01/22	150	162,864
County of Clark NV GOL
5.00%, 06/01/22	150	163,311
5.00%, 11/01/22	395	437,051
Series A, 5.00%, 07/01/22	145	158,455
Series B, 5.00%, 11/01/22	220	243,421
County of Clark NV RB
5.00%, 07/01/22	305	332,993
Series A, 5.00%, 07/01/22	425	464,006
County of Washoe NV RB, 5.00%, 02/01/22	100	107,177
Nevada System of Higher Education RB
4.00%, 07/01/22	50	53,389
Series A, 4.00%, 07/01/22	25	26,694
Series B, 5.00%, 07/01/22	485	527,079
State of Nevada GOL
Series B, 4.00%, 08/01/22	260	280,007
Series B, 5.00%, 11/01/22	80	88,517
Series C, 5.00%, 08/01/22	130	142,589
Series D-1, 5.00%, 03/01/22	660	710,556
State of Nevada Highway Improvement Revenue RB
4.00%, 12/01/22	440	479,340
5.00%, 12/01/22	120	133,513
Washoe County School District/NV GOL
Series A, 3.00%, 06/01/22	105	109,900
Series A, 5.00%, 06/01/22 (PSF)	185	200,351

		6,430,357

New Hampshire — 0.1%
New Hampshire Municipal Bond Bank RB
Series A, 5.00%, 08/15/22	150	164,454
Series B, 5.00%, 08/15/22	110	120,694
Series D, 4.00%, 08/15/22	100	107,697

Security	Par (000)	Value

New Hampshire (continued)
State of New Hampshire GO, Series A, 5.00%, 03/01/22	$85	$91,469

		484,314

New Jersey — 2.8%
Monmouth County Improvement Authority (The) RB, 5.00%, 12/01/22 (GTD)	475	528,138
New Jersey Economic Development Authority RB
5.00%, 06/15/22	150	156,111
Series A, 4.00%, 07/01/22	150	157,667
Series B, 5.00%, 11/01/22	705	764,953
Series DDD, 5.00%, 06/15/22	100	106,828
Series II, 5.00%, 03/01/22	65	68,863
Series NN, 5.00%, 03/01/22	860	911,110
Series XX, 4.00%, 06/15/22	40	41,997
Series XX, 5.00%, 06/15/22 (SAP)	120	128,194
New Jersey Educational Facilities Authority RB
5.00%, 06/15/22	100	106,828
5.00%, 07/01/22	100	109,259
Series A, 5.00%, 07/01/22	700	764,813
New Jersey Health Care Facilities Financing Authority RB, Series A, 5.00%, 07/01/22	180	194,324
New Jersey Transportation Trust Fund Authority RB
Series A, 5.00%, 06/15/22	375	400,462
Series AA, 5.00%, 06/15/22	335	357,874
Series AA, 5.00%, 06/15/22 (SAP)	130	138,876
New Jersey Turnpike Authority RB
Series A, 5.00%, 01/01/43 (PR 07/01/22)	2,750	3,003,495
Series B, 5.00%, 01/01/22	355	378,015
Series C, 5.00%, 01/01/22	505	537,739
State of New Jersey GO
5.25%, 08/01/22	175	190,393
Series T, 5.00%, 06/01/22	590	634,687

		9,680,626

New Mexico — 0.8%
Albuquerque Municipal School District No. 12 GO, Series B, 5.00%, 08/01/22 (SAW)	100	109,578
County of Santa Fe NM GO, 5.00%, 07/01/22	140	152,991
New Mexico Finance Authority RB
5.00%, 06/15/22	360	391,990
Series D, 5.00%, 06/15/22	100	108,906
Series E, 5.00%, 06/15/22	125	136,132
State of New Mexico GO
5.00%, 03/01/22 (ETM)	115	123,714
Series B, 5.00%, 03/01/22	400	430,308
State of New Mexico Severance Tax Permanent Fund RB
Series A, 5.00%, 07/01/22	510	557,001
Series B, 4.00%, 07/01/22	265	284,223
Series B, 5.00%, 07/01/22	225	245,788
University of New Mexico (The) RB
Series A, 5.00%, 06/01/22	200	216,406
Series C, 5.00%, 06/01/22	105	113,613

		2,870,650

New York — 8.3%
City of New York NY GO
Series 1, 5.00%, 08/01/22	295	322,945
Series 2015-A, 5.00%, 08/01/22	575	629,470
Series A, 5.00%, 08/01/22	495	541,891
Series B-1, 5.00%, 12/01/22	385	427,404
Series C, 5.00%, 08/01/22	1,260	1,379,360
Series D, 5.00%, 08/01/22	285	311,998

8

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® iBonds® Dec 2022 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Series E, 5.00%, 08/01/22	$240	$262,735
Series E, 5.25%, 08/01/22	305	335,408
Series G, 5.00%, 08/01/22	100	109,473
Series H, 5.00%, 08/01/22	285	311,998
Series I, 5.00%, 03/01/22	150	161,243
Series I, 5.00%, 08/01/22	365	399,577
Series J, 5.00%, 08/01/22	580	634,943
County of Nassau NY GOL, Series B, 5.00%, 04/01/22	120	129,176
Long Island Power Authority RB
5.00%, 09/01/22	100	109,335
Series B, 5.00%, 09/01/22	200	218,670
Metropolitan Transportation Authority RB
Series A, 5.00%, 11/15/22	110	119,865
Series A-1, 5.00%, 11/15/22	230	242,112
Series A-2, 5.00%, 11/15/22	300	315,798
Series B, 5.00%, 11/15/22	700	736,862
Series B, 5.25%, 11/15/22 (AMBAC)	35	37,375
Series B-2, 5.00%, 11/15/22	595	626,333
Series C, 5.00%, 11/15/22	230	242,111
Series C, 5.00%, 11/15/22 (ETM)	20	22,183
Series D, 5.00%, 11/15/22	45	47,370
Series D-1, 5.00%, 11/01/22	680	715,224
Series E, 5.00%, 11/15/22	25	26,317
Series F, 5.00%, 11/15/22	300	315,798
Series H, 4.00%, 11/15/22	115	118,217
Series H, 4.00%, 11/15/22 (ETM)	40	43,457
Nassau County Interim Finance Authority RB, Series A, 4.00%, 11/15/22	125	136,235
New York City Transitional Finance Authority Building Aid Revenue RB
Series S-1, 4.00%, 07/15/22 (SAW)	115	123,372
Series S-1, 5.00%, 07/15/22 (ETM SAW)	115	125,746
Series S-2, 5.00%, 07/15/22 (ETM SAW)	25	27,310
New York City Transitional Finance Authority Future Tax Secured Revenue RB
Series A-1, 5.00%, 08/01/22	225	246,598
Series A-1, 5.00%, 11/01/22	130	143,901
Series B, 5.00%, 11/01/22	385	426,168
Series B-1, 4.00%, 08/01/22	70	75,328
Series B-1, 5.00%, 08/01/22	310	339,757
Series B-1, 5.00%, 11/01/22	110	121,762
Series C, 5.00%, 11/01/22	685	758,247
Series C1, 5.00%, 05/01/22	95	102,976
Series D, 5.00%, 11/01/22	205	226,921
Series E-1, 5.00%, 02/01/22	185	198,307
Series F-1, 5.00%, 02/01/22	200	214,386
New York City Water & Sewer System RB
Series DD, 4.00%, 06/15/22	60	64,310
Series DD, 5.00%, 06/15/22	260	283,326
Series EE, 4.00%, 06/15/22	205	219,725
Series FF, 5.00%, 06/15/23 (PR 06/15/22)	50	54,483
New York Convention Center Development Corp. RB, 5.00%, 11/15/22	205	220,514
New York Municipal Bond Bank Agency RB, 5.00%, 12/01/22 (SAW)	65	71,918
New York Power Authority (The) RB, Series A, 5.00%, 11/15/22	25	27,729
New York State Dormitory Authority RB
Series A, 0.00%, 05/15/22 (NPFGC)(a)	45	44,705
Series A, 5.00%, 02/15/22	775	831,327

Security	Par (000)	Value

New York (continued)
Series A, 5.00%, 03/15/22	$1,260	$1,356,541
Series A, 5.00%, 04/01/22 (SAW)	130	140,370
Series A, 5.00%, 07/01/22	1,110	1,211,754
Series A, 5.00%, 10/01/22	75	82,862
Series A, 5.00%, 10/01/22 (SAW)	240	262,149
Series A, 5.50%, 05/15/22 (AMBAC)	125	136,699
Series B, 4.00%, 10/01/22	75	81,246
Series B, 4.00%, 10/01/22 (SAW)	125	134,199
Series B, 5.00%, 03/15/22	200	215,324
Series C, 5.00%, 03/15/22	210	226,090
Series D, 5.00%, 02/15/22	1,310	1,405,211
Series E, 5.00%, 03/15/22	345	371,434
Series F, 5.00%, 10/01/22 (AGM)	240	263,292
Series H, 5.00%, 10/01/22 (SAW)	100	109,501
New York State Environmental Facilities Corp. RB
5.00%, 06/15/22	230	250,845
Series A, 5.00%, 06/15/22	1,140	1,243,318
Series B, 4.00%, 11/15/22	80	87,074
New York State Thruway Authority Highway & Bridge Trust Fund RB, Series A, 5.00%, 04/01/22	480	518,544
New York State Thruway Authority RB
Series A, 5.00%, 03/15/22	190	204,558
Series I, 5.00%, 01/01/22	130	138,294
Series J, 5.00%, 01/01/22	255	271,269
Series K, 4.00%, 01/01/22	180	188,960
New York State Urban Development Corp. RB
4.00%, 03/15/22	200	212,106
Series A, 5.00%, 03/15/22	1,540	1,657,995
Series A-2, 5.50%, 03/15/22 (NPFGC)	65	70,504
Series C, 5.00%, 03/15/22	200	215,324
Port Authority of New York & New Jersey RB
5.00%, 11/15/22	100	110,659
Series 179, 5.00%, 12/01/22	275	304,879
Series 189, 5.00%, 05/01/22	60	64,906
Series 194, 5.00%, 10/15/22	185	204,005
Sales Tax Asset Receivable Corp. RB, Series A, 5.00%, 10/15/22	450	499,171
State of New York GO, Series A, 5.00%, 03/01/22	100	107,660
Triborough Bridge & Tunnel Authority RB
Series A, 4.00%, 11/15/22	200	215,634
Series A, 5.00%, 11/15/22	460	506,478
Series B, 5.00%, 11/15/22	295	325,164
Series B-1, 5.00%, 11/15/22	185	203,916

		28,577,634

North Carolina — 3.4%
City of Charlotte NC COP, Series C, 4.00%, 06/01/22	30	32,093
City of Charlotte NC GO
5.00%, 12/01/22	270	300,607
Series A, 5.00%, 07/01/22	355	388,082
City of Charlotte NC Water & Sewer System Revenue RB, 5.00%, 07/01/22	100	109,319
City of Durham NC GO, 5.00%, 09/01/22	125	137,628
City of Fayetteville NC Public Works Commission Revenue RB, 5.00%, 03/01/22	50	53,838
City of Greensboro NC GO, Series B, 5.00%, 10/01/22	100	110,482
City of Raleigh NC GO
Series A, 5.00%, 09/01/22	250	275,255
Series B, 4.00%, 04/01/27 (PR 04/01/22)	1,000	1,063,740
City of Raleigh NC GOL, Series A, 4.00%, 10/01/22	95	102,761
County of Buncombe NC GO, 5.00%, 06/01/22	100	108,913

9

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® iBonds® Dec 2022 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

North Carolina (continued)
County of Buncombe NC RB, 5.00%, 06/01/22	$45	$49,011
County of Durham NC GO, 5.00%, 10/01/22	385	425,444
County of Forsyth NC GO, 5.00%, 12/01/22	275	306,105
County of Guilford NC GO
Series A, 5.00%, 02/01/22	225	241,393
Series A, 5.00%, 03/01/28 (PR 03/01/22)	3,460	3,723,894
Series D, 5.00%, 08/01/22	115	126,185
County of Mecklenburg NC GO
Series A, 5.00%, 09/01/22	135	148,667
Series B, 5.00%, 12/01/22	120	133,603
County of Mecklenburg NC RB, Series A, 5.00%, 10/01/22	170	187,624
County of New Hanover NC GO, 5.00%, 08/01/22	400	438,904
County of Wake NC GO, Series C, 5.00%, 03/01/22	120	129,232
County of Wake NC RB, Series A, 5.00%, 12/01/22	330	366,835
North Carolina Medical Care Commission RB, Series A, 5.00%, 10/01/22	215	234,017
North Carolina Municipal Power Agency No. 1 RB
Series B, 5.00%, 01/01/22	75	80,027
Series E, 5.00%, 01/01/22	120	128,044
State of North Carolina GO
Series A, 5.00%, 06/01/22	605	658,924
Series B, 5.00%, 06/01/22	200	217,826
Series D, 4.00%, 06/01/22	605	647,894
State of North Carolina RB
5.00%, 03/01/22	285	306,218
Series C, 5.00%, 05/01/22	345	374,346

		11,606,911

Ohio — 4.3%
City of Cincinnati OH GO, Series A, 4.00%, 12/01/22	50	54,361
City of Cincinnati OH Water System Revenue RB, Series B, 5.00%, 12/01/22	90	100,157
City of Columbus OH GO
Series 1, 5.00%, 07/01/22	205	224,022
Series A, 5.00%, 08/15/22	520	571,340
Series A, 5.00%, 02/15/23 (PR 08/15/22)	770	845,352
Series A, 5.00%, 02/15/26 (PR 08/15/22)	1,000	1,097,860
City of Columbus OH GOL
3.00%, 07/01/22	330	348,044
4.00%, 07/01/22	65	69,793
Series 6, 5.00%, 08/15/22	180	197,771
County of Franklin OH GOL, 5.00%, 06/01/22	210	228,635
County of Franklin OH Sales Tax Revenue RB, 5.00%, 06/01/22	200	217,748
County of Hamilton OH Sales Tax Revenue RB, Series A, 5.00%, 12/01/22	195	215,323
Kent State University RB, Series A, 4.00%, 05/01/22	50	52,914
Ohio Higher Educational Facility Commission RB
5.00%, 01/01/22	115	122,337
5.00%, 12/01/22	115	126,422
Series A, 5.00%, 12/01/22	60	65,959
Ohio State University (The) RB, Series D, 5.00%, 12/01/22	635	706,037
Ohio Water Development Authority RB
5.00%, 06/01/22	135	147,058
5.50%, 12/01/22	175	196,868
Series A, 5.00%, 06/01/22	215	234,204
Series A, 5.00%, 12/01/22	120	133,603
Ohio Water Development Authority Water Pollution Control Loan Fund RB
5.00%, 12/01/22	720	801,619
Series 2015-A, 5.00%, 06/01/22	160	174,291

Security	Par (000)	Value

Ohio (continued)
Series 2015-A, 5.00%, 12/01/22	$230	$256,073
Series B, 5.00%, 12/01/22	50	55,668
South-Western City School District GO, 5.00%, 12/01/36 (PR 06/01/22)	1,800	1,957,302
State of Ohio GO
Series A, 5.00%, 08/01/22	160	175,494
Series A, 5.00%, 09/01/22	225	247,680
Series A, 5.00%, 09/15/22	485	534,800
Series B, 4.00%, 11/01/22	100	108,647
Series B, 5.00%, 08/01/22	485	531,968
Series B, 5.00%, 09/01/22	270	297,216
Series C, 4.25%, 09/15/22	220	239,107
Series C, 5.00%, 08/01/22	290	318,084
Series C, 5.00%, 09/15/22	100	110,268
Series Q, 5.00%, 05/01/22	85	92,245
Series Q, 5.00%, 05/01/26 (PR 05/01/22)	1,225	1,328,304
Series S, 5.00%, 04/01/22	50	54,041
Series T, 5.00%, 11/01/22	160	177,530
Series U, 5.00%, 10/01/22	200	220,964
State of Ohio RB
Series A, 5.00%, 04/01/22	355	383,319
Series A, 5.00%, 12/01/22	500	555,190
Series B, 5.00%, 10/01/22	250	275,632

		14,851,250

Oklahoma — 0.8%
City of Oklahoma City OK GO, 5.00%, 03/01/22	75	80,745
Grand River Dam Authority RB
Series A, 4.00%, 06/01/22	75	80,161
Series A, 5.00%, 06/01/22	415	451,109
Oklahoma Capitol Improvement Authority RB
5.00%, 07/01/22	245	266,994
Series A, 5.00%, 07/01/22	395	430,459
Series C, 4.00%, 07/01/22	115	123,136
Oklahoma City Water Utilities Trust RB, 5.00%, 07/01/22	120	131,135
Oklahoma Municipal Power Authority RB
Series A, 5.00%, 01/01/22	210	223,768
Series B, 5.00%, 01/01/22	205	218,440
Oklahoma Turnpike Authority RB, Series D, 5.00%, 01/01/22	310	331,098
Oklahoma Water Resources Board RB, 5.00%, 04/01/22	285	307,934
University of Oklahoma (The) RB, Series C, 5.00%, 07/01/22	110	118,339

		2,763,318

Oregon — 1.6%
City of Eugene OR Water Utility System Revenue RB, 5.00%, 08/01/22	65	71,308
City of Portland OR Sewer System Revenue RB, Series B, 5.00%, 10/01/22	175	193,343
City of Portland OR Water System Revenue RB, 5.00%, 10/01/22	50	55,241
Clackamas & Washington Counties School District No. 3 GO, Series A, 0.00%, 06/15/22 (NPFGC GTD)(a)	110	109,079
Clackamas Community College District GO, Series B, 0.00%, 06/15/22 (GTD)(a)	50	49,702
Clackamas County School District No. 12 North Clackamas GO, 5.00%, 06/15/22 (GTD)	100	109,024
Clackamas County Service District No. 1 RB, 5.00%, 12/01/22 .	75	83,464
County of Clackamas OR GO, Series B, 5.00%, 06/01/22	125	136,141
County of Washington OR GOL, 5.00%, 06/01/22	50	54,457
Lane County School District No. 4J Eugene GO, 5.00%, 06/15/22 (GTD)	450	490,608

10

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® iBonds® Dec 2022 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oregon (continued)
Oregon State Lottery RB
Series B, 5.00%, 04/01/22	$105	$113,486
Series C, 5.00%, 04/01/22	520	562,027
Port of Portland OR Airport Revenue RB, Series 23, 5.00%, 07/01/22	300	325,308
Portland Community College District GO, 5.00%, 06/15/22	395	430,953
Salem-Keizer School District No. 24J GO, Series B, 0.00%, 06/15/22 (GTD)(a)	330	327,970
State of Oregon Department of Transportation RB, Series A, 5.00%, 11/15/22	635	704,844
State of Oregon GO
Series A, 5.00%, 05/01/22	145	157,334
Series A, 5.00%, 08/01/22	50	54,863
Series D, 5.00%, 05/01/22	225	244,138
Series F, 5.00%, 05/01/22	25	27,127
Series I, 5.00%, 08/01/22	360	395,014
Series L, 5.00%, 08/01/22	100	109,726
Series N, 5.00%, 08/01/22	400	438,396
Tri-County Metropolitan Transportation District of Oregon RB, Series A, 5.00%, 09/01/22	300	330,240
Washington & Multnomah Counties School District No. 48J Beaverton GO, 5.00%, 06/15/22 (GTD)	50	54,512

		5,628,305

Pennsylvania — 1.9%
Bucks County Water & Sewer Authority RB, 4.00%, 06/01/22 (BAM)	100	106,729
City of Philadelphia PA Airport Revenue RB, Series A, 5.00%, 07/01/22	200	215,916
City of Philadelphia PA Water & Wastewater Revenue RB, Series B, 5.00%, 07/01/22	320	347,699
Commonwealth of Pennsylvania GO
5.00%, 07/15/22	200	218,318
First Series, 5.00%, 03/15/22	540	581,013
First Series, 5.00%, 04/01/22	295	318,019
First Series, 5.00%, 06/01/22	360	390,978
First Series, 5.00%, 06/15/22	125	135,985
First Series, 5.00%, 07/01/22	875	953,549
First Series, 5.00%, 09/15/22	320	351,494
Second Series, 5.00%, 01/15/22	380	405,886
Second Series, 5.00%, 08/15/22	130	142,332
Second Series, 5.00%, 09/15/22	100	109,842
Second Series, 5.00%, 10/15/22	100	110,227
County of Montgomery GO, 5.00%, 05/01/22	175	189,821
Delaware River Joint Toll Bridge Commission RB, 5.00%, 07/01/22	95	103,815
Lower Merion School District GOL, 5.00%, 09/15/22 (SAW)	290	319,777
Pennsylvania Higher Educational Facilities Authority RB, Series A, 4.00%, 12/01/22	110	119,244
Pennsylvania Turnpike Commission RB
5.00%, 12/01/22	200	217,678
Series A-1, 5.00%, 12/01/22	340	374,765
Series B, 5.00%, 06/01/22	150	160,737
Series B, 5.00%, 12/01/22	120	132,270
Philadelphia Gas Works Co. RB, 5.00%, 08/01/22	100	107,621
Pittsburgh Water & Sewer Authority RB, Series A, 5.00%, 09/01/22	300	329,250
West Chester Area School District/PA GO, Series AA, 4.00%, 05/15/22 (SAW)	185	197,728

		6,640,693

Security	Par (000)	Value

Rhode Island — 0.9%
Rhode Island Commerce Corp. RB, Series A, 5.00%, 06/15/22	$520	$563,155
Rhode Island Health & Educational Building Corp. RB, 5.00%, 09/01/22	1,055	1,159,487
Rhode Island Infrastructure Bank Water Pollution Control Revolving Fund RB
5.00%, 10/01/22	160	176,661
Series B, 5.00%, 10/01/22	550	607,524
Series C, 5.00%, 10/01/22	175	193,223
State of Rhode Island COP, Series A, 5.00%, 10/01/22	50	54,978
State of Rhode Island GO
Series A, 5.00%, 05/01/22	195	211,622
Series A, 5.00%, 08/01/22	200	219,326

		3,185,976

South Carolina — 0.8%
Beaufort County School District/SC GO, Series A, 5.00%, 03/01/22	55	59,213
Charleston Educational Excellence Finance Corp. RB, 5.00%, 12/01/22	300	332,373
City of Charleston SC Waterworks & Sewer System Revenue RB, 5.00%, 01/01/22	50	53,425
City of Columbia SC Waterworks & Sewer System Revenue RB, 4.00%, 02/01/22	110	116,341
Greenville County School District RB, 5.00%, 12/01/22	180	199,647
Piedmont Municipal Power Agency RB, Series A-2, 0.00%, 01/01/22 (NPFGC)(a)	25	24,816
SCAGO Educational Facilities Corp. for Pickens School District RB, 5.00%, 12/01/22	70	77,038
South Carolina Public Service Authority RB, Series A, 5.00%, 12/01/22	195	214,558
South Carolina Transportation Infrastructure Bank RB, Series B, 5.00%, 10/01/22	625	685,519
State of South Carolina GO
Series A, 4.00%, 04/01/22 (SAW)	20	21,282
Series A, 5.00%, 10/01/22	245	270,681
Series B, 5.00%, 04/01/22 (SAW)	400	432,260
University of South Carolina RB, 5.00%, 05/01/22	70	75,545

		2,562,698

Tennessee — 1.2%
City of Clarksville TN Water Sewer & Gas Revenue RB, 5.00%, 02/01/22	40	42,896
City of Memphis TN Electric System Revenue RB, 4.00%, 12/01/22	100	108,599
County of Hamilton TN GO
Series A, 5.00%, 05/01/22	195	211,515
Series B, 5.00%, 03/01/22	150	161,490
County of Knox TN GO, Series B, 5.00%, 06/01/22	210	228,635
County of Rutherford TN GO, 5.00%, 04/01/22	265	286,372
Metropolitan Government Nashville & Davidson County Health & Educational Facility Building RB, Series D, 5.00%, 10/01/22	105	115,800
Metropolitan Government of Nashville & Davidson County TN GO
5.00%, 07/01/22	545	595,462
Series A, 5.00%, 01/01/22	215	229,695
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue RB, 5.00%, 07/01/22	470	513,351
State of Tennessee GO
Series A, 5.00%, 08/01/22	580	636,167
Series A, 5.00%, 09/01/22	340	374,272

11

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® iBonds® Dec 2022 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Tennessee (continued)
Tennessee Energy Acquisition Corp. RB, Series C, 5.00%, 02/01/22	$30	$31,876
Tennessee State School Bond Authority RB
5.00%, 11/01/22	175	193,713
Series A, 5.00%, 11/01/22	175	193,713
Series B, 5.00%, 11/01/22	165	182,643
Town of Collierville TN GO, Series A, 5.00%, 01/01/22	135	144,247

		4,250,446

Texas — 10.7%
Aldine Independent School District GO, 5.00%, 02/15/22 (PSF)	25	26,853
Allen Independent School District GO, 5.00%, 02/15/22 (PSF)	200	214,824
Austin Community College District GOL, 5.00%, 08/01/22	90	98,564
Austin Community College District Public Facility Corp. RB, 5.00%, 08/01/22	115	125,797
Austin Independent School District GO
5.00%, 08/01/22 (PSF)	120	131,570
Series A, 5.00%, 08/01/22	260	285,069
Series B, 5.00%, 08/01/22	75	82,263
Series B, 5.00%, 08/01/22 (PSF)	50	54,821
Birdville Independent School District GO
Series A, 5.00%, 02/15/22 (PSF)	180	193,342
Series B, 5.00%, 02/15/22 (PSF)	35	37,594
Canadian River Municipal Water Authority Corp. RB, 5.00%, 02/15/22	125	134,205
Central Texas Regional Mobility Authority RB
5.00%, 01/01/22	50	52,051
Series A, 5.00%, 01/01/22	10	10,389
Central Texas Turnpike System RB
Series A, 0.00%, 08/15/22 (AMBAC)(a)	180	177,703
Series A, 5.00%, 08/15/41 (PR 08/15/22)	185	203,104
City of Arlington TX GOL, 5.00%, 08/15/22	105	115,367
City of Austin TX Electric Utility Revenue RB, Series A, 5.00%, 11/15/22	455	503,831
City of Austin TX GOL
4.50%, 09/01/22	175	190,713
5.00%, 09/01/22	290	319,041
Series A, 5.00%, 09/01/22	145	159,520
City of Austin TX Water & Wastewater System Revenue RB
5.00%, 11/15/22	230	254,942
Series A, 5.00%, 05/15/22	135	146,663
Series A, 5.00%, 05/15/22 (ETM)	25	27,108
Series A, 5.00%, 11/15/22	605	670,806
City of Brownsville TX Utilities System Revenue RB, Series A, 5.00%, 09/01/22	40	43,812
City of Carrollton TX GOL, 5.00%, 08/15/22	175	191,938
City of Corpus Christi TX Utility System Revenue RB, Series C, 5.00%, 07/15/22	45	49,168
City of Dallas TX GOL, 5.00%, 02/15/22	190	204,052
City of Dallas TX Waterworks & Sewer System Revenue RB, Series A, 5.00%, 10/01/22	360	396,828
City of El Paso TX GOL, 5.00%, 08/15/22	130	142,728
City of El Paso TX Water & Sewer Revenue RB, 5.00%, 03/01/22	530	570,598
City of Fort Worth TX GOL, 5.00%, 03/01/22	85	91,440
City of Fort Worth TX Water & Sewer System Revenue RB, 5.00%, 02/15/22	415	445,893
City of Garland TX Water & Sewer System Revenue RB, Series A, 5.00%, 03/01/22	115	123,354

Security	Par (000)	Value

Texas (continued)
City of Houston TX Airport System Revenue RB, Series B, 5.00%, 07/01/22	$125	$135,845
City of Houston TX Combined Utility System Revenue RB
Series B, 5.00%, 11/15/22	370	410,515
Series C, 5.00%, 05/15/22	365	396,397
Series D, 5.00%, 11/15/22	125	138,688
City of Houston TX GOL, Series A, 5.00%, 03/01/22	290	312,069
City of Houston TX Hotel Occupancy Tax RB, 5.00%, 09/01/22	80	83,418
City of Lubbock TX GOL
5.00%, 02/15/22	55	59,094
Series A, 4.00%, 02/15/22	125	132,394
City of McKinney TX GOL, 5.00%, 08/15/22	250	274,682
City of Plano TX GOL
5.00%, 09/01/22	485	533,355
Series A, 5.00%, 09/01/22	125	137,463
City of San Antonio Texas Electric & Gas Systems Revenue RB, 5.00%, 02/01/22	1,115	1,195,515
City of San Antonio Texas GOL, 5.00%, 02/01/22	40	42,890
City of San Antonio Texas RB, 5.00%, 02/01/22	125	134,049
City of San Antonio TX Electric & Gas Systems Revenue RB
5.00%, 02/01/22	260	278,821
5.00%, 02/01/22 (ETM)	130	139,290
Clear Creek Independent School District GO
5.00%, 02/15/22 (PSF)	140	150,377
Series D, 5.00%, 02/15/22 (PSF)	190	204,083
College Station Independent School District GO, 5.00%, 08/15/22 (PSF)	100	109,829
Comal Independent School District GO, Series A, 5.00%, 02/01/22 (PSF)	100	107,224
County of Fort Bend TX GO, 5.00%, 03/01/22	175	188,144
County of Harris TX GOL, Series B, 5.00%, 10/01/22	85	93,793
County of Harris TX RB
Series A, 5.00%, 08/15/22	195	213,706
Series B, 5.00%, 08/15/22	135	147,951
County of Tarrant TX GOL, 5.00%, 07/15/22	405	443,345
Cypress-Fairbanks Independent School District GO, Series C, 5.00%, 02/15/22 (PSF)	200	214,824
Dallas Area Rapid Transit RB
Series A, 5.00%, 12/01/22	310	344,295
Series B, 4.00%, 12/01/22	150	163,118
Series B, 5.00%, 12/01/22	380	422,039
Dallas Independent School District GO, Series A, 5.00%, 08/15/22 (PSF)	75	82,372
Dallas/Fort Worth International Airport RB
Series C, 5.00%, 11/01/22	360	397,469
Series E, 5.00%, 11/01/22	130	143,530
Series F, 5.00%, 11/01/22	295	325,704
Series G, 5.00%, 11/01/22	25	27,602
Deer Park Independent School District GOL, 5.00%, 02/15/22 (PSF)	80	85,930
Eagle Mountain & Saginaw Independent School District GO, Series A, 5.00%, 08/15/22 (PSF)	95	104,338
Fort Bend Independent School District GO
5.00%, 08/15/22 (PSF)	200	219,658
Series A, 5.00%, 08/15/22 (PSF)	80	87,863
Fort Worth Independent School District GO, 5.00%, 02/15/22 (PSF)	385	413,536
Frisco Independent School District GO
4.00%, 08/15/22 (PSF)	40	43,121
5.00%, 08/15/22 (PSF)	165	181,218

12

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® iBonds® Dec 2022 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
Grand Prairie Independent School District GO, 5.00%, 02/15/22 (PSF)	$225	$241,677
Harris County Cultural Education Facilities Finance Corp. RB
5.00%, 10/01/22	105	114,833
5.00%, 11/15/22	25	27,257
Harris County Toll Road Authority (The) RB, Series A, 5.00%, 08/15/22	340	372,616
Houston Community College System GOL, 5.00%, 02/15/22	155	166,042
Houston Independent School District GOL
5.00%, 02/15/22 (PSF)	275	295,383
Series A, 5.00%, 02/15/22 (PSF)	110	118,153
Katy Independent School District GO, Series A, 4.00%, 02/15/22 (PSF)	20	21,177
Keller Independent School District/TX GO
5.00%, 08/15/22 (PSF)	30	32,949
Series A, 5.00%, 08/15/22 (PSF)	45	49,423
Klein Independent School District GO
5.00%, 08/01/22 (PSF)	125	137,053
Series A, 5.00%, 02/01/22 (PSF)	190	203,726
Lamar Consolidated Independent School District GO, 5.00%, 02/15/22 (PSF)	315	338,347
Leander Independent School District GO
Series A, 0.00%, 08/15/22 (PSF)(a)	135	134,063
Series B, 0.00%, 08/15/22(a)	50	49,553
Lewisville Independent School District GO
0.00%, 08/15/22 (PSF)(a)	500	496,930
Series A, 4.00%, 08/15/22 (PSF)	140	150,924
Series A, 5.00%, 08/15/22 (PSF)	45	49,423
Lone Star College System GOL
5.00%, 09/15/22	215	236,930
Series B, 5.00%, 02/15/22	135	145,049
Lower Colorado River Authority RB
5.00%, 05/15/22	500	542,729
Series B, 5.00%, 05/15/22	130	141,110
Series D, 5.00%, 05/15/22	50	54,273
Mesquite Independent School District GO, Series C, 5.00%, 08/15/22 (PSF)	115	126,303
Metropolitan Transit Authority of Harris County RB
5.00%, 11/01/22	120	132,546
Series B, 5.00%, 11/01/22	120	132,546
Midway Independent School District/McLennan County GO, 5.00%, 08/01/22 (PSF)	145	158,981
North Central Texas Health Facility Development Corp. RB, 5.00%, 08/15/22	20	21,803
North East Independent School District/TX GO
5.00%, 08/01/22 (PSF)	55	60,303
5.25%, 02/01/22 (PSF)	165	177,533
North Texas Municipal Water District RB
5.00%, 06/01/22	355	386,776
6.25%, 06/01/22	85	94,546
North Texas Municipal Water District Water System Revenue RB, 5.00%, 09/01/22	280	308,101
North Texas Tollway Authority RB
Series A, 5.00%, 01/01/22	885	942,888
Series B, 5.00%, 01/01/22	180	191,774
Northside Independent School District GO
5.00%, 06/15/22 (PSF)	390	425,345
5.00%, 08/15/22 (PSF)	345	379,062
Series A, 5.00%, 06/01/22 (PSF)	75	81,656

Security	Par (000)	Value

Texas (continued)
Northwest Independent School District GO
5.00%, 02/15/22 (PSF)	$120	$128,894
Series A, 5.00%, 02/15/22 (PSF)	250	268,530
Permanent University Fund — Texas A&M University System RB, Series A, 5.00%, 07/01/22	100	109,279
Permanent University Fund — University of Texas System RB, Series A, 5.00%, 07/01/22	100	109,239
Permanent University Fund RB — Texas A&M University System, 5.00%, 07/01/22	330	360,621
Pflugerville Independent School District GO
5.00%, 02/15/22 (PSF)	150	161,118
Series A, 5.00%, 02/15/22	300	322,236
Plano Independent School District GO, Series A, 5.00%, 02/15/22 (PSF)	60	64,447
Port Authority of Houston of Harris County Texas GO, Series A, 5.00%, 10/01/22	140	154,546
San Antonio Independent School District/TX GO
5.00%, 02/15/22 (PSF)	630	675,990
5.00%, 08/15/22 (PSF)	100	109,679
San Antonio Water System RB
5.00%, 05/15/22	65	70,615
5.00%, 05/15/22 (ETM)	105	113,953
Series A, 5.00%, 05/15/22	335	363,941
Series A, 5.00%, 05/15/22 (ETM)	185	200,775
Series B, 5.00%, 05/15/22	200	217,278
San Jacinto College District GOL, 5.00%, 02/15/22	100	107,428
Southwest Higher Education Authority Inc. RB, 5.00%, 10/01/22	55	60,226
Spring Branch Independent School District GOL, Series B, 5.00%, 02/01/22 (PSF)	240	257,338
Spring Independent School District GO
5.00%, 08/15/22 (BAM)	100	109,851
5.00%, 08/15/22 (PSF)	250	274,572
State of Texas GO
5.00%, 04/01/22	115	124,354
5.00%, 10/01/22	890	983,289
Series A, 5.00%, 10/01/22	1,095	1,209,777
Tarrant County Cultural Education Facilities Finance Corp. RB
5.00%, 10/01/22	105	114,809
5.00%, 12/01/22	45	49,635
Tarrant Regional Water District RB
5.00%, 03/01/22	265	285,037
5.00%, 09/01/22	145	159,361
Texas A&M University RB
Series A, 5.00%, 05/15/22	75	81,395
Series B, 5.00%, 05/15/22	20	21,705
Series D, 5.00%, 05/15/22	265	287,597
Series E, 5.00%, 05/15/22	400	434,108
Texas State University System RB
5.00%, 03/15/22	325	350,233
Series A, 5.00%, 03/15/22	455	490,326
Texas Transportation Commission State Highway Fund RB
First Series, 5.00%, 10/01/22	930	1,027,055
Series A, 5.00%, 04/01/22	300	324,297
Series A, 5.00%, 10/01/22	240	265,046
Texas Water Development Board RB
5.00%, 04/15/22	80	86,602
Series A, 5.00%, 04/15/22	250	270,633
Trinity River Authority Central Regional Wastewater System Revenue RB, 5.00%, 08/01/22	210	230,336

13

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® iBonds® Dec 2022 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
Trinity River Authority RB, 5.00%, 02/01/22	$135	$144,626
University of Houston RB, Series A, 5.00%, 02/15/22	105	112,480
University of North Texas System RB
5.00%, 04/15/22	155	167,460
5.00%, 04/15/22 (ETM)	60	64,823
Series A, 5.00%, 04/15/22	150	162,059
University of Texas System (The) RB
Series A, 5.00%, 08/15/22	485	532,671
Series B, 5.00%, 08/15/22	150	164,744
Series C, 5.00%, 08/15/22	290	318,504
Series E, 5.00%, 08/15/22	130	142,778
Weatherford Independent School District GO, 0.00%, 02/15/22 (PSF)(a)	115	114,462
Wylie Independent School District/TX GO, Series B, 4.00%, 08/15/22 (PSF)	165	177,875

		36,673,921

Utah — 1.2%
Alpine School District/UT GO, Series B, 5.00%, 03/15/22 (GTD)	300	323,649
Central Utah Water Conservancy District RB, Series B, 5.00%, 10/01/22	140	154,675
Intermountain Power Agency RB, Series A, 5.00%, 07/01/22	170	185,569
Metropolitan Water District of Salt Lake & Sandy RB, Series A, 4.00%, 07/01/22	240	257,698
Provo School District GO, 5.00%, 06/15/22 (GTD)	20	21,820
Salt Lake City Corp. RB, Series A, 4.00%, 10/01/22	70	75,830
State of Utah GO, 5.00%, 07/01/22	275	300,517
University of Utah (The) RB
Series A, 5.00%, 08/01/22	325	356,265
Series B, 5.00%, 08/01/22	300	328,860
Utah State Building Ownership Authority RB, 5.00%, 05/15/22	835	907,295
Utah Transit Authority RB
5.00%, 06/15/42 (PR 06/15/22)	735	799,878
Series A, 5.00%, 06/15/22	155	168,590
Series A, 5.25%, 06/15/22	180	197,116

		4,077,762

Vermont — 0.1%
Vermont Municipal Bond Bank RB
Series 1, 5.00%, 12/01/22	325	361,358
Series 5, 5.00%, 12/01/22	60	66,712

		428,070

Virginia — 4.3%
City of Alexandria VA GO
Series A, 5.00%, 07/15/22 (SAW)	125	136,835
Series B, 4.00%, 06/15/25 (PR 06/15/22) (SAW)	1,245	1,334,179
Series B, 5.00%, 06/15/22 (SAW)	270	294,470
City of Hampton VA GO, Series B, 5.00%, 09/01/22 (SAW)	15	16,512
City of Norfolk VA GO
5.00%, 08/01/22 (SAW)	285	312,540
Series A, 5.00%, 09/01/22 (SAW)	205	225,844
City of Richmond VA GO
Series A, 5.00%, 03/01/22 (SAW)	275	295,928
Series B, 5.00%, 07/15/22	100	109,406
Commonwealth of Virginia GO, Series A, 5.00%, 06/01/22	225	244,967
County of Fairfax VA GO
Series A, 4.00%, 10/01/22 (SAW)	275	298,026
Series A, 5.00%, 10/01/22 (SAW)	855	945,014
Series B, 4.00%, 10/01/22 (SAW)	105	113,792
Series B, 5.00%, 10/01/22 (SAW)	50	55,264

Security	Par (000)	Value

Virginia (continued)
County of Henrico VA Water & Sewer Revenue RB, 5.00%, 05/01/22	$30	$32,541
County of Loudoun VA GO, Series A, 5.00%, 12/01/22 (SAW)	75	83,502
Hampton Roads Transportation Accountability Commission RB, Series A, 5.00%, 07/01/22	415	452,172
University of Virginia RB, Series A, 5.00%, 06/01/22	125	136,141
Virginia Beach Development Authority RB, Series B, 5.00%, 12/01/22	45	50,034
Virginia College Building Authority RB
5.00%, 02/01/22	75	80,441
5.00%, 02/01/25 (PR 02/01/22)	110	117,946
Series 2, 5.00%, 09/01/22	585	643,968
Series A, 5.00%, 02/01/22	450	482,647
Series A, 5.00%, 09/01/22	190	209,152
Series B, 5.00%, 09/01/22	100	109,904
Series B, 5.00%, 02/01/23 (PR 02/01/22)	1,000	1,072,240
Series D, 5.00%, 02/01/22	90	96,530
Series E-2, 5.00%, 02/01/22	50	53,628
Virginia Commonwealth Transportation Board RB
5.00%, 05/15/22	405	439,987
5.00%, 05/15/25 (PR 05/15/22)	1,020	1,107,934
Series A, 4.50%, 03/15/22	615	658,210
Series A, 5.00%, 09/15/25 (PR 03/15/22)	510	549,856
Series B, 5.00%, 05/15/22	175	190,118
Virginia Commonwealth Transportation Board RB , 5.00%, 05/15/22	95	103,207
Virginia Public Building Authority RB
Series A, 5.00%, 08/01/22	825	905,586
Series C, 5.00%, 08/01/22	310	340,281
Virginia Public School Authority RB
5.00%, 08/01/22 (SAW)	275	301,862
Series A, 5.00%, 08/01/22	50	54,884
Series A, 5.00%, 08/01/22 (SAW)	75	82,326
Series B, 5.00%, 08/01/22	360	395,165
Series B, 5.00%, 08/01/22 (SAW)	460	504,933
Series B, 5.00%, 08/01/22 (ETM)	5	5,464
Virginia Resources Authority RB
5.00%, 10/01/22	40	44,184
5.00%, 11/01/22	530	587,558
5.00%, 11/01/22 (ETM)	10	11,068
Series A, 5.00%, 11/01/22	580	642,988

		14,929,234

Washington — 5.2%
Central Puget Sound Regional Transit Authority RB, Series S-1, 5.00%, 11/01/22	155	171,501
Central Washington University RB, 5.00%, 05/01/22	50	53,507
City of Seattle WA Drainage & Wastewater Revenue RB
5.00%, 04/01/22	200	216,094
5.00%, 05/01/22	380	412,114
City of Seattle WA GOL
Series A, 5.00%, 04/01/22	750	810,352
Series A, 5.00%, 06/01/22	65	70,756
City of Seattle WA Municipal Light & Power Revenue RB
5.00%, 09/01/22	185	203,567
Series A, 5.00%, 01/01/22	115	122,844
Series A, 5.00%, 05/01/22	75	81,325
Series C, 5.00%, 10/01/22	135	149,089
City of Seattle WA Water System Revenue RB, 5.00%, 09/01/22	330	363,264

14

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® iBonds® Dec 2022 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Washington (continued)
City of Tacoma WA Electric System Revenue, Series B, 5.00%, 01/01/22	$135	$144,148
City of Tacoma WA Electric System Revenue RB, 5.00%, 01/01/22	100	106,835
City of Vancouver WA GOL, Series B, 5.00%, 12/01/22	330	366,425
Clark County Public Utility District No. 1 RB, 5.00%, 01/01/22	135	143,990
Clark County School District No. 119 Battleground GO, 4.00%, 12/01/22 (GTD)	155	168,594
County of King WA GO, 5.00%, 12/01/22	600	666,084
County of King WA GOL
4.00%, 12/01/22	20	21,788
5.00%, 01/01/22	100	106,850
5.25%, 01/01/22	80	85,762
Series C, 5.00%, 12/01/22	105	116,824
County of King WA Sewer Revenue RB
Series A, 5.00%, 01/01/22	25	26,713
Series B, 5.00%, 07/01/22	710	775,881
Series C, 4.00%, 01/01/22	100	105,443
County of Snohomish WA GOL, 5.00%, 12/01/22	140	155,697
Energy Northwest RB, Series A, 5.00%, 07/01/22	750	818,835
Grant County Public Utility District No. 2 RB, Series A, 5.00%, 01/01/22	125	133,526
King County Rural Library District GO, 4.00%, 12/01/22	355	386,134
King County School District No. 405 Bellevue GO, 5.00%, 12/01/22 (GTD)	455	505,787
King County School District No. 409 Tahoma GO, 5.00%, 12/01/22 (GTD)	220	244,556
King County School District No. 414 Lake Washington GO, 5.00%, 12/01/22 (GTD)	345	383,937
Pierce County School District No. 10 Tacoma GO, 5.00%, 12/01/22 (GTD)	370	410,841
Port of Seattle WA RB
Series A, 5.00%, 08/01/22	335	363,582
Series B, 5.00%, 03/01/22	110	118,009
Port of Tacoma WA RB, Series A, 5.00%, 12/01/22	135	149,901
Snohomish County Public Utility District No. 1 RB, 5.00%, 12/01/22	190	211,208
Snohomish County School District No. 201 Snohomish GO, 5.00%, 12/01/22 (GTD)	230	255,502
State of Washington COP
Series A, 5.00%, 07/01/22	150	163,707
Series B, 4.00%, 07/01/22	295	316,340
State of Washington GO
5.00%, 07/01/22	260	284,177
Series A, 5.00%, 08/01/22	100	109,684
Series A, 5.00%, 08/01/26 (PR 08/01/22)	1,750	1,917,982
Series B, 5.00%, 02/01/22	250	268,178
Series B, 5.00%, 07/01/22	495	541,030
Series B, 5.00%, 08/01/22	80	87,747
Series C, 0.00%, 06/01/22 (AMBAC)(a)	135	134,310
Series C, 5.00%, 06/01/22	40	43,557
Series C, 5.00%, 07/01/22	10	10,930
Series D, 5.00%, 02/01/22	120	128,725
Series D, 5.00%, 07/01/22	25	27,325
Series D, 5.25%, 02/01/22	100	107,643
Series F, 0.00%, 12/01/22 (NPFGC)(a)	65	64,509
Series F, 5.00%, 07/01/22	50	54,650
Series R-2012C, 4.00%, 07/01/22	480	515,491
Series R-2012D, 5.00%, 07/01/22	95	103,834
Series R-2015E, 5.00%, 07/01/22	330	360,687

Security	Par (000)	Value

Washington (continued)
Series R-2017A, 5.00%, 08/01/22	$200	$219,368
Series R-D, 5.00%, 08/01/22	250	274,210
State of Washington RB
Series C, 5.00%, 09/01/22	235	257,656
Series F, 5.00%, 09/01/22	435	476,938
University of Washington RB
5.00%, 04/01/22	165	178,307
Series A, 5.00%, 12/01/22	75	83,409
Series B, 5.00%, 06/01/22	100	108,778
Series C, 5.00%, 12/01/22	595	661,711
Washington Health Care Facilities Authority RB, Series A, 5.00%, 11/15/22	125	136,673
Washington State University RB
5.00%, 04/01/22	215	231,964
5.00%, 10/01/22	165	181,389
Yakima County School District No. 7 Yakima GO, 5.00%, 12/01/22 (GTD)	175	194,404
Yakima County School District No. 90 East Valley GO, 5.00%, 12/01/22 (GTD)	130	144,349

		18,016,927

West Virginia — 0.5%
State of West Virginia GO
5.00%, 06/01/22	150	163,283
Series A, 5.00%, 11/01/22	575	635,938
West Virginia Commissioner of Highways RB, Series A, 5.00%, 09/01/22	390	428,626
West Virginia State School Building Authority Lottery RB, Series A, 5.00%, 07/01/22	250	272,945
West Virginia Water Development Authority RB, Series A, 5.00%, 07/01/22	100	109,158

		1,609,950

Wisconsin — 3.5%
City of Madison WI GO, Series A, 4.00%, 10/01/22	100	108,124
City of Milwaukee WI GO
Series N2, 5.00%, 05/01/22	30	32,349
Series N2, 5.00%, 05/15/22	75	81,003
City of Milwaukee WI Sewerage System Revenue RB, Series S5, 5.00%, 06/01/22	210	228,434
Madison Metropolitan School District/WI GO, 4.00%, 03/01/22	95	100,736
Milwaukee County Metropolitan Sewer District GO
Series A, 4.00%, 10/01/22	110	119,086
Series A, 5.00%, 10/01/22	105	115,934
Series A, 5.25%, 10/01/22	105	116,500
State of Wisconsin Clean Water Fund Leveraged Loan Portfolio RB
Series 1, 4.00%, 06/01/22 (ETM)	75	80,118
Series 1, 5.00%, 06/01/22 (ETM)	125	135,924
State of Wisconsin Environmental Improvement Fund Revenue RB, 5.00%, 06/01/22	250	272,232
State of Wisconsin GO
5.00%, 11/01/22	205	227,411
Series 1, 5.00%, 05/01/22	150	162,759
Series 1, 5.00%, 05/01/22 (ETM)	100	108,433
Series 2, 5.00%, 05/01/22	155	168,184
Series 2, 5.00%, 05/01/22 (ETM)	20	21,687
Series 2, 5.00%, 11/01/22	955	1,059,400
Series 3, 4.00%, 11/01/22	95	103,259
Series 3, 5.00%, 11/01/22	615	682,232
Series B, 5.00%, 05/01/22	75	81,379

15

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® iBonds® Dec 2022 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Wisconsin (continued)
Series D, 5.00%, 05/01/22	$130	$141,058
State of Wisconsin RB, Series A, 5.00%, 05/01/22	600	650,814
Wisconsin Department of Transportation RB
Series 1, 5.00%, 07/01/22	315	344,292
Series 1, 5.00%, 07/01/27 (PR 07/01/22)	2,790	3,047,182
Series 1, 5.00%, 07/01/28 (PR 07/01/22)	2,000	2,184,360
Series 2, 5.00%, 07/01/22	805	879,857
Wisconsin Health & Educational Facilities Authority RB
5.00%, 08/15/22	165	178,929
Series C, 5.00%, 08/15/22 (ETM)	40	43,786
Series E, 4.00%, 11/15/22	125	135,247
WPPI Energy RB, Series A, 5.00%, 07/01/22	460	499,450

		12,110,159

Total Municipal Debt Obligations — 98.7% (Cost: $331,846,096)		340,193,549

Security	Shares (000)	Value

Short-Term Investments

Money Market Funds — 0.5%
BlackRock Liquidity Funds: MuniCash,
0.04%(d)(e)	1,534	$1,534,358

Total Short-Term Investments — 0.5% (Cost: $1,534,318)		1,534,358

Total Investments in Securities — 99.2% (Cost: $333,380,414)		341,727,907

Other Assets, Less Liabilities — 0.8%		2,843,964

Net Assets — 100.0%		$344,571,871

(a)	Zero-coupon bond.
(b)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
(c)	Security is payable upon demand on each reset date.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/19	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/20	Shares Held at 07/31/20 (000)	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds: MuniCash	$337,426	$1,196,775	(a)	$—	$130	$27	$1,534,358	1,534	$4,237	$—

(a)	Represents net amount purchased (sold).

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Municipal Debt Obligations	$—	$340,193,549	$—	$340,193,549
Money Market Funds	1,534,358	—	—	1,534,358

	$1,534,358	$340,193,549	$—	$341,727,907

Portfolio Abbreviations — Fixed Income

AGM	Assured Guaranty Municipal Corp.

AMBAC	Ambac Assurance Corp.

BAM	Build America Mutual Assurance Co.

COP	Certificates of Participation

ETM	Escrowed to Maturity

GO	General Obligation

GOL	General Obligation Limited

GTD	Guaranteed

NPFGC	National Public Finance Guarantee Corp.

PR	Prerefunded

PSF	Permanent School Fund

RB	Revenue Bond

SAP	Subject to Appropriations

SAW	State Aid Withholding

TA	Tax Allocation

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